Prepayments, Deposit and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayments Deposit And Other Receivables Abstract
Schedule of prepayments deposits and other receivables
	As of June 30,	As of December 31,
	2022	2021

Deposit	$452,151	$400,801
Prepayments	198,599	403,210
	$650,750	$804,011

	As of December 31,	As of December 31,
	2021	2020

Deposit	$400,801	$60,000
Other receivables	-	1,876
Prepayments	403,210	144,567
	$804,011	$206,443